Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 831	£ 1,152
Balance at ending	571	831	£ 1,152
Net book value	571	831	1,152	£ 436
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,462	2,793	2,143
Additions	26	62	1,040
Transfer		(122)
Effect of modification to lease terms			(24)
Disposals	(190)	(271)	(366)
Balance at ending	2,298	2,462	2,793
Net book value	2,298	2,462	2,793
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,631	1,641	1,601
Charge for the year	280	340
Disposals	(184)	(237)	403
Exchange differences			(363)
Transfer		(113)
Balance at end	1,727	1,631	1,641
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	44	53
Balance at ending	32	44	53
Net book value	32	44	53
Fixtures and fittings [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	63	60	53
Additions		3	57
Transfer
Effect of modification to lease terms
Disposals			(50)
Balance at ending	63	63	60
Net book value	63	63	60
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	19	7	49
Charge for the year	12	12
Disposals			8
Exchange differences			(50)
Transfer
Balance at end	31	19	7
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	38	49
Balance at ending	27	38	49
Net book value	27	38	49
Leasehold improvements [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53	53	4
Additions			53
Transfer
Effect of modification to lease terms
Disposals			(4)
Balance at ending	53	53	53
Net book value	53	53	53
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15	4	2
Charge for the year	11	11
Disposals			5
Exchange differences			(3)
Transfer
Balance at end	26	15	4
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	17	29
Balance at ending	10	17	29
Net book value	10	17	29
Computer equipment [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	88	242	236
Additions		14	16
Transfer		(122)
Effect of modification to lease terms
Disposals	(38)	(46)	(10)
Balance at ending	50	88	242
Net book value	50	88	242
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	71	213	199
Charge for the year	7	12
Disposals	(38)	(41)	22
Exchange differences			(8)
Transfer		(113)
Balance at end	40	71	213
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	245	358
Balance at ending	152	245	358
Net book value	152	245	358
Laboratory equipment [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,434	1,563	1,662
Additions	26	45	194
Transfer	103		(155)
Effect of modification to lease terms
Disposals	(152)	(174)	(138)
Balance at ending	1,411	1,434	1,563
Net book value	1,411	1,434	1,563
Laboratory equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,189	1,205	1,239
Charge for the year	113	139
Disposals	(146)	(155)	178
Exchange differences			(138)
Transfer	103
Balance at end	1,259	1,189	1,205
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	487	663
Balance at ending	350	487	663
Net book value	350	487	663
Right-of-use assets [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	824	875	188
Additions			720
Transfer	(103)		155
Effect of modification to lease terms			(24)
Disposals		(51)	(164)
Balance at ending	721	824	875
Net book value	721	824	875
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	337	212	112
Charge for the year	137	166	74
Disposals		(41)	190
Exchange differences			(164)
Transfer	(103)
Balance at end	£ 371	£ 337	£ 212